Accumulation Units (Tables)	12 Months Ended
Dec. 31, 2015
Accumulated Units Disclosure [Abstract]
Schedule Of Changes In The Number Of Accumulation Units Outstanding [Table Text Block]	Changes in the number of Accumulation Units outstanding were as follows (in millions):

	2015	2014	2013
Outstanding:
Beginning of period	57.9	55.3	53.3
Credited for premiums	8.1	7.7	8.5
Liquidity units redeemed	—	—	(1.2)
Annuity, other periodic payments, withdrawals and death benefits	(5.6)	(5.1)	(5.3)

End of period	60.4	57.9	55.3